AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 97.3%
Communication Services - 9.9%
Baidu, Inc., Class A (China)*	187,300	$3,148,521
Kingsoft Corp., Ltd. (China)	181,100	666,818
Tencent Holdings, Ltd. (China)	80,140	3,905,135
The Walt Disney Co. (United States)*	11,203	1,215,413

Total Communication Services		8,935,887
Consumer Discretionary - 33.4%
Alibaba Group Holding, Ltd. (China)*	283,048	3,891,533
Eicher Motors, Ltd. (India)	6,210	248,252
H World Group Ltd., ADR (China)	70,059	3,326,401
Haidilao International Holding, Ltd. (China)*,1	646,000	1,761,457
Hermes International (France)	335	626,956
JD.com, Inc., Class A (China)	13,300	394,922
Jubilant Foodworks, Ltd. (India)	100,810	602,735
Li Ning Co., Ltd. (China)	216,000	2,135,304
LVMH Moet Hennessy Louis Vuitton SE (France)	634	553,466
MakeMyTrip, Ltd. (India)*,2	48,709	1,411,587
Meituan, Class B (China)*,1	8,054	180,054
Moncler SpA (Italy)	11,053	691,781
Sands China, Ltd. (Macau)*	1,546,490	5,799,471
Titan Co., Ltd. (India)	23,660	690,089
Trip.com Group, Ltd., ADR (China)*	106,442	3,912,808
Tube Investments of India, Ltd. (India)	6,300	201,751
Yum China Holdings, Inc. (China)	59,178	3,645,957

Total Consumer Discretionary		30,074,524
Consumer Staples - 9.7%
Angel Yeast Co., Ltd., Class A (China)	176,950	1,092,051
By-health Co., Ltd., Class A (China)	213,661	730,865
The Estee Lauder Cos., Inc., Class A (United States)	4,940	1,368,775
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	104,910	1,236,031
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	249,970	976,357
Wuliangye Yibin Co., Ltd., Class A (China)	108,153	3,365,363

Total Consumer Staples		8,769,442
Financials - 21.1%
AIA Group, Ltd. (Hong Kong)	341,530	3,861,901
Bank Central Asia Tbk PT (Indonesia)	676,800	384,090
China International Capital Corp., Ltd., Class H (China)[1]	1,580,100	3,530,936
Cholamandalam Investment and Finance Co., Ltd. (India)	41,700	361,428
East Money Information Co., Ltd., Class A (China)	89,774	300,825
	Shares	Value

HDFC Bank, Ltd., ADR (India)	52,773	$3,554,789
HDFC Life Insurance Co., Ltd. (India)[1]	322,120	2,282,764
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	34,350	1,544,980
Kotak Mahindra Bank, Ltd. (India)	148,826	3,159,768

Total Financials		18,981,481
Health Care - 4.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	103,712	745,651
CSPC Pharmaceutical Group, Ltd. (China)	1,535,600	1,750,896
Novo Nordisk A/S, Class B (Denmark)	11,514	1,593,421

Total Health Care		4,089,968
Industrials - 2.3%
Contemporary Amperex Technology Co., Ltd., Class A (China)	11,300	783,831
Copa Holdings, S.A., Class A (Panama)*	5,745	529,000
Shenzhen Inovance Technology Co., Ltd., Class A (China)	71,200	753,392

Total Industrials		2,066,223
Information Technology - 14.6%
Beijing Kingsoft Office Software, Inc., Class A (China)	5,875	245,256
Infineon Technologies AG (Germany)	97,695	3,518,041
Mastercard, Inc., Class A (United States)	3,170	1,174,802
QUALCOMM, Inc. (United States)	27,824	3,706,435
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	252,500	4,455,816

Total Information Technology		13,100,350
Materials - 1.8%
Asian Paints, Ltd. (India)	21,728	725,595
Skshu Paint Co., Ltd., Class A (China)*	50,050	920,339

Total Materials		1,645,934

Total Common Stocks (Cost $69,403,042)		87,663,809

	Principal Amount
Short-Term Investments - 2.0%
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 01/31/23, due 02/01/23, 4.150% total to be received $1,779,205 (collateralized by a U.S. Treasury, 1.875%, 02/15/32, totaling $1,814,584)	$1,779,000	1,779,000

Total Short-Term Investments (Cost $1,779,000)		1,779,000
Total Investments - 99.3% (Cost $71,182,042)		89,442,809

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - 0.7%	$635,635
Net Assets - 100.0%	$90,078,444

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $7,755,211 or 8.6% of net assets.
[2]	Some of these securities, amounting to $1,371,623 or 1.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$12,296,753	$17,777,771	—	$30,074,524
Financials	3,554,789	15,426,692	—	18,981,481
Information Technology	4,881,237	8,219,113	—	13,100,350
Communication Services	1,215,413	7,720,474	—	8,935,887
Consumer Staples	2,345,132	6,424,310	—	8,769,442
Health Care	745,651	3,344,317	—	4,089,968
Industrials	529,000	1,537,223	—	2,066,223
Materials	—	1,645,934	—	1,645,934
Short-Term Investments
Repurchase Agreements	—	1,779,000	—	1,779,000
Total Investments in Securities	$25,567,975	$63,874,834	—	$89,442,809

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
China	48.4
Denmark	1.8
France	1.4
Germany	4.0
Hong Kong	6.2
India	15.1
Indonesia	0.4
Italy	0.8
Macau	6.6
Mexico	1.1
Panama	0.6
Taiwan	5.1
United States	8.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,371,623	—	$1,396,317	$1,396,317
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	07/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.